Discontinued Operations - Summary of Discontinued Operations (Statements of Profit or Loss) (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 263,634		$ 46,662
Other income	5,808,231	$ 1,308,343	3,312,753
Loss before tax	(21,951,166)	(8,884,464)	(6,026,587)
Loss for the year	$ (21,759,358)	$ (8,697,037)	(7,118,288)
Loss on disposal			(1,299,313)
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue			3,422,584
Other income			391,505
Revenue and other income			3,814,089
Expenses			(4,242,502)
Loss before tax			(428,413)
Income tax benefit			40,968
Loss for the year			(387,445)
Loss on disposal of operations including a cumulative gain of $496,811 recycled from foreign currency translation reserve to profit and loss			(911,868)
Attributable income tax expenses			0
Loss on disposal of operations after tax			(911,868)
Loss on disposal			$ (1,299,313)